Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 285	$ 190	$ 192
Pension and retirement plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	2,915	2,687	2,701
Current service cost	241	145	142
Effect on curtailment		(61)	(120)
Interest expense	258	194	185
Actuarial gains or losses	190	(7)	(58)
Foreign exchange gain	(69)	141	39
Benefits paid	(385)	(192)	(202)
Acquisitions	1,209
Past service cost	10	8
Balance at end of year	4,369	2,915	2,687
Seniority premium plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	416	404	393
Current service cost	44	45	45
Effect on curtailment			(9)
Interest expense	29	27	26
Actuarial gains or losses	12	(22)	(21)
Benefits paid	(40)	(38)	(30)
Balance at end of year	$ 461	416	404
Post employment plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year		135	194
Current service cost			5
Certain liability cost			73
Reclasification to certain liability cost		$ (135)
Foreign exchange gain			(137)
Balance at end of year			$ 135